Intangible Liabilities - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table) (Details) $ in Thousands	Jun. 30, 2024 USD ($)
June 30, 2025	$ 2,383
June 30, 2026	274
Total	$ 2,657